N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
State of Iowa Retirement Investors Club 403(b) | InvescoRealEstateFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(24.57%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	6.06%